Trade and Other Receivables - Disclosure of allowance for credit losses (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Disclosure of trade and other Receivables [Line Items]
Financial assets at beginning of period	$ 99,089
Financial assets at end of period	$ 79,214